SUMMARY SECTION DREMAN HIGH OPPORTUNITY FUND
Investment Objective
The investment objective of the Dreman High Opportunity Fund (the “High Opportunity Fund”) is total return, comprised of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreman High Opportunity Fund DREMAN HIGH OPPORTUNITY FUND	Class A, Dreman High Opportunity Fund	Class C, Dreman High Opportunity Fund	Institutional Class, Dreman High Opportunity Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Dreman High Opportunity Fund DREMAN HIGH OPPORTUNITY FUND		Class A, Dreman High Opportunity Fund	Class C, Dreman High Opportunity Fund	Institutional Class, Dreman High Opportunity Fund
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.63%	0.64%	0.59%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.49%	2.25%	1.20%
Fee Waiver	[1]	(0.53%)	(0.54%)	(0.49%)
Total Annual Operating Expenses Net of Fee Waiver		0.96%	1.71%	0.71%
[1]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.70%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the High Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the High Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

High Opportunity Fund
Expense Example - Dreman High Opportunity Fund DREMAN HIGH OPPORTUNITY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Dreman High Opportunity Fund	Class A	667	970	1,294	2,209
Class C, Dreman High Opportunity Fund	Class C If you do not sell your shares	174	651	1,156	2,543	Class C If you sell your shares at the end of the period	274	651	1,156	2,543
Institutional Class, Dreman High Opportunity Fund	Institutional Class	73	332	612	1,411

Portfolio Turnover
The High Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the High Opportunity Fund’s portfolio turnover rate was 25.35% of the average value of its portfolio.
Principal Investment Strategies

The High Opportunity Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2010, the market capitalizations of companies included in the S&P 500® Index ranged from  $1.6 billion to  $364 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength, strong management and generous dividend yields, that are selling below their intrinsic value.

Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The High Opportunity Fund also may purchase or sell (write) options on stocks and index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the High Opportunity Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the High Opportunity Fund.

•Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The High Opportunity Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the High Opportunity Fund’s investments will underperform the securities markets generally.

•Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the High Opportunity Fund’s overall performance may suffer.

•Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. The High Opportunity Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the High Opportunity Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•Sector Risk. To the extent that the High Opportunity Fund focuses in one or more sectors, factors affecting those sectors could affect High Opportunity Fund performance.

•Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the High Opportunity Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.

Performance
The bar chart and performance table below show the variability of the High Opportunity Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the High Opportunity Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the High Opportunity Fund’s average annual total returns compare over time to a broad-based securities market index. The High Opportunity Fund began operations on November 4, 2003 as a separate series (the “Predecessor High Opportunity Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor High Opportunity Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor High Opportunity Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the High Opportunity Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the High Opportunity Fund – Institutional Class (for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 22.98% Worst Quarter: 4th Quarter, 2008, -23.64%
Average Annual Total Returns - Dreman High Opportunity Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
DREMAN HIGH OPPORTUNITY FUND	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
DREMAN HIGH OPPORTUNITY FUND Return Before Taxes Class A, Dreman High Opportunity Fund		High Opportunity Fund	Class A Return Before Taxes		15.30%		15.78%	[1]	Nov 20, 2009
DREMAN HIGH OPPORTUNITY FUND Return Before Taxes Class C, Dreman High Opportunity Fund		High Opportunity Fund	Class C Return Before Taxes		14.47%		14.95%	[1]	Nov 20, 2009
DREMAN HIGH OPPORTUNITY FUND Return Before Taxes Institutional Class, Dreman High Opportunity Fund		High Opportunity Fund	Institutional Class Return Before Taxes		15.55%	(0.76%)	3.25%	[1]	Nov 4, 2003
DREMAN HIGH OPPORTUNITY FUND Return After Taxes on Distributions Institutional Class, Dreman High Opportunity Fund		High Opportunity Fund	Institutional Class Return After Taxes on Distributions		14.59%	(1.62%)	2.41%	[1]	Nov 4, 2003
DREMAN HIGH OPPORTUNITY FUND Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman High Opportunity Fund		High Opportunity Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		9.36%	(0.91%)	2.51%	[1]	Nov 4, 2003
S&P 500 Index			S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	4.59%	[1]
[1]	Institutional Class shares commenced operations on November 4, 2003 as Retail Class shares. Retail Class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

SUMMARY SECTION DREMAN CONTRARIAN MID CAP VALUE FUND
Investment Objective
The investment objective of the Dreman Contrarian Mid Cap Value Fund (the “Mid Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Mid Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreman Contrarian Mid Cap Value Fund DREMAN CONTRARIAN MID CAP VALUE FUND	Class A, Dreman Contrarian Mid Cap Value Fund	Class C, Dreman Contrarian Mid Cap Value Fund	Institutional Class, Dreman Contrarian Mid Cap Value Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Dreman Contrarian Mid Cap Value Fund DREMAN CONTRARIAN MID CAP VALUE FUND		Class A, Dreman Contrarian Mid Cap Value Fund	Class C, Dreman Contrarian Mid Cap Value Fund	Institutional Class, Dreman Contrarian Mid Cap Value Fund
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		14.24%	14.24%	13.99%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		15.35%	16.10%	14.85%
Fee Waiver	[1]	(14.09%)	(14.09%)	(13.84%)
Total Annual Operating Expenses Net of Fee Waiver		1.26%	2.01%	1.01%
[1]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Mid Cap Fund
Expense Example - Dreman Contrarian Mid Cap Value Fund DREMAN CONTRARIAN MID CAP VALUE FUND (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Dreman Contrarian Mid Cap Value Fund	Class A	696	3,395	5,564	9,303
Class C, Dreman Contrarian Mid Cap Value Fund	Class C If you do not sell your shares	204	3,162	5,500	9,420	Class C If you sell your shares at the end of the period	304	3,162	5,500	9,420
Institutional Class, Dreman Contrarian Mid Cap Value Fund	Institutional Class	103	2,895	5,164	9,147

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 45.84% of the average value of its portfolio.
Principal Investment Strategies

The Mid Cap Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of the Advisor. The Mid Cap Fund invests primarily in equity securities of mid-capitalization companies. The Fund defines mid-cap companies as companies that have a market capitalization similar to that of the Russell Midcap® Value Index. As of December 31, 2010, the market capitalizations of companies included in Russell Midcap® Value Index ranged from  $250 million to  $18.9 million. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that at the time of purchase have a market capitalization similar to that of the Russell Midcap® Value Index. The Mid Cap Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500® Index or the Russell 1000® Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Mid Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Mid Cap Fund.

· Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Mid Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Mid Cap Fund’s investments will underperform the securities markets generally.

· Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

· Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund’s overall performance may suffer.

· Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

· Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. The Mid Cap Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

· Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Mid Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

· Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

· Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

· Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

· Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance.

· Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund’s performance.

· Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Mid Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart and performance table below show the variability of the Mid Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Mid Cap Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Mid Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Mid Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Mid Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Mid Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Mid Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Mid Cap Fund will perform in the future. Institutional shares were sold without a sales charge and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the Mid Cap Fund – Institutional Class (for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 22.78% Worst Quarter: 4th Quarter, 2008, -27.80%
Average Annual Total Returns - Dreman Contrarian Mid Cap Value Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
DREMAN CONTRARIAN MID CAP VALUE FUND	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
DREMAN CONTRARIAN MID CAP VALUE FUND Return Before Taxes Class A, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Class A Return Before Taxes		19.65%		21.87%	[1]	Nov 20, 2009
DREMAN CONTRARIAN MID CAP VALUE FUND Return Before Taxes Class C, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Class C Return Before Taxes		18.87%		21.08%	[1]	Nov 20, 2009
DREMAN CONTRARIAN MID CAP VALUE FUND Return Before Taxes Institutional Class, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Institutional Class Return Before Taxes		19.96%	4.87%	7.94%	[1]	Dec 31, 2003
DREMAN CONTRARIAN MID CAP VALUE FUND Return After Taxes on Distributions Institutional Class, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Institutional Class Return After Taxes on Distributions		19.53%	3.53%	6.30%	[1]	Dec 31, 2003
DREMAN CONTRARIAN MID CAP VALUE FUND Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman Contrarian Mid Cap Value Fund		Mid Cap Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		11.85%	3.57%	6.12%	[1]	Dec 31, 2003
S&P Mid Cap 400 Index			S&P Mid Cap 400® Index	(reflects no deduction for fees, expenses or taxes)	26.49%	5.70%	8.12%	[1]
[1]	Institutional Class shares commenced operations on December 31, 2003 Retail Class shares. Retail Class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

SUMMARY SECTION DREMAN CONTRARIAN SMALL CAP VALUE FUND
Investment Objective
The investment objective of the Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreman Contrarian Small Cap Value Fund DREMAN CONTRARIAN SMALL CAP VALUE FUND	Class A, Dreman Contrarian Small Cap Value Fund	Class R, Dreman Contrarian Small Cap Value Fund	Institutional Class, Dreman Contrarian Small Cap Value Fund
Shareholder Fees Column [Text]	Class A	Retail	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Dreman Contrarian Small Cap Value Fund DREMAN CONTRARIAN SMALL CAP VALUE FUND		Class A, Dreman Contrarian Small Cap Value Fund	Class R, Dreman Contrarian Small Cap Value Fund	Institutional Class, Dreman Contrarian Small Cap Value Fund
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.49%	0.48%	0.49%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.61%	1.60%	1.36%
Fee Waiver	[1]	(0.34%)	(0.33%)	(0.34%)
Total Annual Operating Expenses Net of Fee Waiver		1.27%	1.27%	1.02%
[1]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Small Cap Fund
Expense Example - Dreman Contrarian Small Cap Value Fund DREMAN CONTRARIAN SMALL CAP VALUE FUND (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A, Dreman Contrarian Small Cap Value Fund	Class A	697	1,022	1,371	2,349
Class R, Dreman Contrarian Small Cap Value Fund	Retail Class	127	473	840	1,872
Institutional Class, Dreman Contrarian Small Cap Value Fund	Institutional Class	104	397	712	1,606

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 35.75% of the average value of its portfolio.
Principal Investment Strategies

The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of December 31, 2010, the range of market capitalization of companies included in the Russell 2000® Value Index was  $42 million to  $4.1 million. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies that at the time of purchase are similar in market capitalization to those listed on the Russell 2000® Value Index. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Small Cap Fund.

•Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Small Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Small Cap Fund’s investments will underperform the securities markets generally.

•Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Small Cap Fund’s overall performance may suffer.

•Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

•Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

•Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements . The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance.

•Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.

•Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Small Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart and performance table below show the variability of the Small Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Small Cap Fund’s returns from year to year as represented by the performance of Retail Class shares. The performance table shows how the Small Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Small Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Small Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Small Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Small Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the Small Cap Fund – Retail Class (for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 22.40% Worst Quarter: 4th Quarter, 2008, -24.25%
Average Annual Total Returns - Dreman Contrarian Small Cap Value Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
DREMAN CONTRARIAN SMALL CAP VALUE FUND	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)	Small Cap Fund
DREMAN CONTRARIAN SMALL CAP VALUE FUND Return Before Taxes Class A, Dreman Contrarian Small Cap Value Fund			Class A Return Before Taxes		19.52%		23.38%	[1]	Nov 20, 2009
DREMAN CONTRARIAN SMALL CAP VALUE FUND Return Before Taxes Class R, Dreman Contrarian Small Cap Value Fund			Retail Class Return Before Taxes		19.73%	8.59%	11.20%	[1]	Dec 31, 2003
DREMAN CONTRARIAN SMALL CAP VALUE FUND Return Before Taxes Institutional Class, Dreman Contrarian Small Cap Value Fund			Institutional Class Return Before Taxes		20.17%		3.69%	[1]	Aug 22, 2007
DREMAN CONTRARIAN SMALL CAP VALUE FUND Return After Taxes on Distributions Class R, Dreman Contrarian Small Cap Value Fund			Retail Class Return After Taxes on Distributions		19.46%	8.41%	10.94%	[1]	Dec 31, 2003
DREMAN CONTRARIAN SMALL CAP VALUE FUND Return After Taxes on Distributions and Sale of Portfolio Shares Class R, Dreman Contrarian Small Cap Value Fund			Retail Class Return After Taxes on Distributions and Sale of Portfolio Shares		11.70%	7.36%	9.73%	[1]	Dec 31, 2003
Russell 2000 Value Index			Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	12.10%	1.37%	4.59%	[1]
[1]	The inception date for the Retail Class shares of the Fund was December 31, 2003. The inception date for the Institutional Class shares of the Fund was August 22, 2007. The inception date for the Class A shares of the Fund was November 20, 2009.

After-tax returns are shown for the Retail Class only. After-tax returns for Institutional Class and Class A will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

SUMMARY SECTION DREMAN MARKET OVER-REACTION FUND
Investment Objective
The investment objective of the Dreman Market Over-Reaction Fund (the “Over-Reaction Fund”) is total return. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Over-Reaction Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Market Over-Reaction Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreman Market Over Reaction Fund DREMAN MARKET OVER-REACTION FUND	Class A, Dreman Market Over-Reaction Fund	Class C, Dreman Market Over-Reaction Fund	Institutional Class, Dreman Market Over-Reaction Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Dreman Market Over Reaction Fund DREMAN MARKET OVER-REACTION FUND		Class A, Dreman Market Over-Reaction Fund	Class C, Dreman Market Over-Reaction Fund	Institutional Class, Dreman Market Over-Reaction Fund
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.77%	1.74%	1.69%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		2.77%	3.49%	2.44%
Fee Waiver	[1]	(1.67%)	(1.64%)	(1.59%)
Total Annual Operating Expenses Net of Fee Waiver		1.10%	1.85%	0.85%
[1]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.85%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Market Over-Reaction Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Market Over-Reaction Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Market Over-Reaction Fund
Expense Example - Dreman Market Over Reaction Fund DREMAN MARKET OVER-REACTION FUND (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Dreman Market Over-Reaction Fund	Class A	681	1,235	1,815	3,381
Class C, Dreman Market Over-Reaction Fund	Class C If you do not sell your shares	188	919	1,672	3,657	Class C If you sell your shares at the end of the period	288	919	1,672	3,657
Institutional Class, Dreman Market Over-Reaction Fund	Institutional Class	87	608	1,156	2,655

Portfolio Turnover
The Market Over-Reaction Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Market Over-Reaction Fund’s portfolio turnover rate was 146.67% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in common stocks of large capitalization (“large cap”) companies, which the Advisor defines as companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index,. As of December 31, 2010, the market capitalizations of companies included in the S&P 500® Index ranged from  $1.3 billion to  $368.7 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor utilizes its quantitative screening process to identify overlooked large cap companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management, that are selling below their intrinsic value and that pay relatively high dividends.

The Advisor then screens the candidates identified by its quantitative screening process for securities with an above-average dividend yield because the Advisor believes that high yield is a crucial indicator of investment success. Furthermore, the Advisor believes that the dividend growth rate of low P/E ratio securities tends to be significantly greater than average.

Equity securities in which the Over-Reaction Fund may invest include common stocks, preferred stocks, convertible securities (such as convertible preferred stock or convertible debt securities), warrants, securities of other investment companies (including mutual funds, closed-end funds and exchange-traded funds) that invest primarily in large cap companies, foreign securities (directly or through American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets) and equity real estate investment trusts (“REITs”). While the Over-Reaction Fund normally will seek to invest in dividend-paying securities, the Fund also may acquire securities that do not pay dividends in anticipation of market appreciation or future dividends. To the extent the Advisor can find undervalued large cap equity securities trading at sufficiently attractive prices in various sectors, it will attempt to allocate the Over-Reaction Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Over-Reaction Fund may hold a substantial portion of its assets in one particular sector at a given time.

The Over-Reaction Fund intends to remain primarily invested in large cap equity securities. However, the Over-Reaction Fund also may invest in equity securities of medium capitalization and small capitalization companies. The Over-Reaction Fund may also invest up to 20% of its assets in non-equity securities, such as fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. The Over-Reaction Fund may invest in derivatives, including index futures contracts, and options on stocks and index futures contracts (both purchases and sales (i.e., option writing) of puts and calls), to optimize returns under changing market conditions.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Market Over-Reaction Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Market Over-Reaction Fund.

•Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Over-Reaction Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

•Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. These stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Over-Reaction Fund’s overall performance may suffer.

•Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Over-Reaction Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•Mid Cap Risk. Stocks of mid cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Over-Reaction Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

•Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

•Investment Company Securities Risks. When the Over-Reaction Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Over-Reaction Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

•ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

Derivatives Risk. The Over-Reaction Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying debt security, or to reduce transaction costs associated with managing the Fund’s portfolio. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments.

•Put and Call Options Risks. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

•Futures Contracts and Options on Futures Contracts Risks. The Over-Reaction Fund may trade in futures contracts (and related options) on securities indices, U.S. government securities, currencies, and other financial instruments or commodities, a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the “CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

Hedging Risks. When the Advisor uses options and futures contracts for hedging purposes, the profit or loss associated with the options or futures contracts is intended to offset any profit or loss associated with corresponding long positions in other securities, and thus hedging strategies will reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the long positions. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Over-Reaction Fund will realize a net loss.

•Counterparty Risk. Many of the markets in which the Over-Reaction Fund effects derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. When the Fund invests in derivative, over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Over-Reaction Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•Liquidity Risk. With derivative investments, there is the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired.

•Sector Risk. To the extent that the Over-Reaction Fund focuses in one or more sectors, factors affecting those sectors could affect the Fund’s performance.

•Real Estate Investment Trust (REIT) Risk. When the Over-Reaction Fund invests in a REIT, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (i) dependency upon management skills, (ii) limited diversification, (iii) the risks of locating and managing financing for projects, (iv) heavy cash flow dependency, (v) possible default by borrowers, (vi) the costs and potential losses of self-liquidation of one or more holdings, (vii) the possibility of failing to maintain exemptions from securities registration, and (viii) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Over-Reaction Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•Portfolio Turnover Risk. At times, the Over-Reaction Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance
The bar chart and performance table below show the variability of the Over-Reaction Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Over-Reaction Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Over-Reaction Fund’s average annual total returns compare over time to a broad-based securities market index. The Over-Reaction Fund began operations on April 3, 2007 as a separate series (the “Predecessor Over-Reaction Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Over-Reaction Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Over-Reaction Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Over-Reaction Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the Over-Reaction Fund – Institutional Class (for the period ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 36.55% Worst Quarter: 4th Quarter, 2008, -26.90%
Average Annual Total Returns - Dreman Market Over Reaction Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception		Inception Date
DREMAN MARKET OVER-REACTION FUND	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)	Over-Reaction Fund
DREMAN MARKET OVER-REACTION FUND Return Before Taxes Class A, Dreman Market Over-Reaction Fund			Class A Return Before Taxes		9.57%	11.10%	[1]	Nov 20, 2009
DREMAN MARKET OVER-REACTION FUND Return Before Taxes Class C, Dreman Market Over-Reaction Fund			Class C Return Before Taxes		8.81%	10.34%	[1]	Nov 20, 2009
DREMAN MARKET OVER-REACTION FUND Return Before Taxes Institutional Class, Dreman Market Over-Reaction Fund			Institutional Class Return Before Taxes		9.70%	(0.51%)	[1]	Apr 3, 2007
DREMAN MARKET OVER-REACTION FUND Return After Taxes on Distributions Institutional Class, Dreman Market Over-Reaction Fund			Institutional Class Return After Taxes on Distributions		5.60%	(2.06%)	[1]	Apr 3, 2007
DREMAN MARKET OVER-REACTION FUND Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman Market Over-Reaction Fund			Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		6.29%	(1.32%)	[1]	Apr 3, 2007
Russell 1000 Value Index			Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	(4.18%)	[1]
[1]	Institutional Class shares commenced operations on April 3, 2007. Class A and Class C shares commenced operations on November 20, 2009.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

SUMMARY SECTION DREMAN CONTRARIAN INTERNATIONAL VALUE FUND
Investment Objective
The investment objective of the Dreman Contrarian International Value Fund (the “International Fund”) is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreman Contrarian International Value Fund DREMAN CONTRARIAN INTERNATIONAL VALUE FUND	Class A, Dreman Contrarian International Value Fund	Class C, Dreman Contrarian International Value Fund	Institutional Class, Dreman Contrarian International Value Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Dreman Contrarian International Value Fund DREMAN CONTRARIAN INTERNATIONAL VALUE FUND		Class A, Dreman Contrarian International Value Fund	Class C, Dreman Contrarian International Value Fund	Institutional Class, Dreman Contrarian International Value Fund
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		21.76%	21.76%	21.76%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		23.01%	23.76%	22.76%
Fee Waiver	[1]	(21.04%)	(21.36%)	(21.36%)
Total Annual Operating Expenses Net of Fee Waiver		1.61%	2.40%	1.40%
[1]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.40% of its average daily net assets. The contractual agreement is in effect through February 28, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

International Value Fund
Expense Example - Dreman Contrarian International Value Fund DREMAN CONTRARIAN INTERNATIONAL VALUE FUND (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Dreman Contrarian International Value Fund	Class A	729	4,442	6,939	10,161
Class C, Dreman Contrarian International Value Fund	Class C - If you do not sell your shares	243	4,247	6,889	10,204	Class C - If you sell your shares at the end of the period	343	4,247	6,889	10,204
Institutional Class, Dreman Contrarian International Value Fund	Institutional Class	143	4,058	6,706	10,158

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 32.94% of the average value of its portfolio.
Principal Investment Strategies

The Fund will invest in a diversified portfolio consisting primarily of equity securities that are undervalued in the opinion of the Advisor. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their current market value.

Under normal market conditions, the Fund will invest at least 80% of its assets in common stocks of issuers that are located outside of the U.S. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund is not subject to any additional geographic requirement, the Fund intends to invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets. The Fund may invest up to 50% of its assets in equity securities issued by companies in “emerging markets.”

The Fund will primarily hold equity securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, and the securities may also be listed or traded in the form of American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), or other types of depository receipts. The Fund also may invest in the shares of closed-end investment companies and exchange-traded investment companies (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies.

As a hedging technique, the Fund may enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and to enter into contracts for the purchase or sale for future delivery of foreign currencies. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. On occasion, the Advisor may invest up to 20% of the assets of the Fund in fixed income securities, including corporate debt securities, if the Advisor anticipates that interest rate changes in the marketplace may cause the value of the securities held to appreciate. In addition, the Advisor may invest in excess of 20% of the Fund’s assets in fixed income securities if the Advisor believes that the equity markets currently pose an unreasonable degree of risk and therefore the Advisor is taking a temporary defensive posture. Should such a temporary defensive posture be taken, the Fund may not comply with its usual investment restrictions and limitations. The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the International Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the International Fund.

• Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform the securities markets generally.

• Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

• Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

• Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

• Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

• Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

• Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

• Investment Company Securities Risks. When the Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

• Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the International Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart and performance table below show the variability of the International Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the International Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to February 28, 2011, were designated as Retail Class shares. The performance table shows how the International Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares and Class C shares were issued beginning February 28, 2011 and do not have a full calendar year of performance; accordingly performance information is not available for those shares. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the International Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Year-by-Year Annual Total Return of the International Fund – Institutional Class (for the period ended December 31st )

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 38.49% Worst Quarter: 2nd Quarter, 2010, -14.66%
After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Average Annual Total Returns - Dreman Contrarian International Value Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND Return Before Taxes Institutional Class, Dreman Contrarian International Value Fund		International Fund	Institutional Class Return Before Taxes		8.07%	23.39%	Oct 15, 2008
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND Return After Taxes on Distributions Institutional Class, Dreman Contrarian International Value Fund		International Fund	Institutional Class Return After Taxes on Distributions		7.11%	19.63%	Oct 15, 2008
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND Return After Taxes on Distributions and Sale of Portfolio Shares Institutional Class, Dreman Contrarian International Value Fund		International Fund	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		5.34%	17.98%	Oct 15, 2008
MSCI All Country World Index ex U.S.A.			MSCI All Country World Index ex U.S.A.	(reflects no deduction for fees, expenses or taxes)	11.60%	16.79%	Oct 15, 2008

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Dreman Contrarian Funds
Central Index Key	dei_EntityCentralIndexKey	0001405458
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
DREMAN MARKET OVER-REACTION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION DREMAN MARKET OVER-REACTION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dreman Market Over-Reaction Fund (the “Over-Reaction Fund”) is total return. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund	dcf1405458_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Over-Reaction Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Market Over-Reaction Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint Discounts	dcf1405458_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Market Over-Reaction Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Market Over-Reaction Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Market Over-Reaction Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Market Over-Reaction Fund
Portfolio Turnover	dcf1405458_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Market Over-Reaction Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Market Over-Reaction Fund’s portfolio turnover rate was 146.67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.67%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in common stocks of large capitalization (“large cap”) companies, which the Advisor defines as companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index,. As of December 31, 2010, the market capitalizations of companies included in the S&P 500® Index ranged from  $1.3 billion to  $368.7 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor utilizes its quantitative screening process to identify overlooked large cap companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management, that are selling below their intrinsic value and that pay relatively high dividends.

The Advisor then screens the candidates identified by its quantitative screening process for securities with an above-average dividend yield because the Advisor believes that high yield is a crucial indicator of investment success. Furthermore, the Advisor believes that the dividend growth rate of low P/E ratio securities tends to be significantly greater than average.

Equity securities in which the Over-Reaction Fund may invest include common stocks, preferred stocks, convertible securities (such as convertible preferred stock or convertible debt securities), warrants, securities of other investment companies (including mutual funds, closed-end funds and exchange-traded funds) that invest primarily in large cap companies, foreign securities (directly or through American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets) and equity real estate investment trusts (“REITs”). While the Over-Reaction Fund normally will seek to invest in dividend-paying securities, the Fund also may acquire securities that do not pay dividends in anticipation of market appreciation or future dividends. To the extent the Advisor can find undervalued large cap equity securities trading at sufficiently attractive prices in various sectors, it will attempt to allocate the Over-Reaction Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Over-Reaction Fund may hold a substantial portion of its assets in one particular sector at a given time.

The Over-Reaction Fund intends to remain primarily invested in large cap equity securities. However, the Over-Reaction Fund also may invest in equity securities of medium capitalization and small capitalization companies. The Over-Reaction Fund may also invest up to 20% of its assets in non-equity securities, such as fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. The Over-Reaction Fund may invest in derivatives, including index futures contracts, and options on stocks and index futures contracts (both purchases and sales (i.e., option writing) of puts and calls), to optimize returns under changing market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in common stocks of large capitalization (“large cap”) companies, which the Advisor defines as companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index,. As of December 31, 2010, the market capitalizations of companies included in the S&P 500® Index ranged from $1.3 billion to $368.7 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor utilizes its quantitative screening process to identify overlooked large cap companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management, that are selling below their intrinsic value and that pay relatively high dividends.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Market Over-Reaction Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Market Over-Reaction Fund.

•Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Over-Reaction Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

•Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. These stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Over-Reaction Fund’s overall performance may suffer.

•Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Over-Reaction Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•Mid Cap Risk. Stocks of mid cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Over-Reaction Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

•Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

•Investment Company Securities Risks. When the Over-Reaction Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Over-Reaction Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

•ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

Derivatives Risk. The Over-Reaction Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying debt security, or to reduce transaction costs associated with managing the Fund’s portfolio. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments.

•Put and Call Options Risks. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

•Futures Contracts and Options on Futures Contracts Risks. The Over-Reaction Fund may trade in futures contracts (and related options) on securities indices, U.S. government securities, currencies, and other financial instruments or commodities, a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the “CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

Hedging Risks. When the Advisor uses options and futures contracts for hedging purposes, the profit or loss associated with the options or futures contracts is intended to offset any profit or loss associated with corresponding long positions in other securities, and thus hedging strategies will reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the long positions. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Over-Reaction Fund will realize a net loss.

•Counterparty Risk. Many of the markets in which the Over-Reaction Fund effects derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. When the Fund invests in derivative, over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Over-Reaction Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•Liquidity Risk. With derivative investments, there is the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired.

•Sector Risk. To the extent that the Over-Reaction Fund focuses in one or more sectors, factors affecting those sectors could affect the Fund’s performance.

•Real Estate Investment Trust (REIT) Risk. When the Over-Reaction Fund invests in a REIT, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (i) dependency upon management skills, (ii) limited diversification, (iii) the risks of locating and managing financing for projects, (iv) heavy cash flow dependency, (v) possible default by borrowers, (vi) the costs and potential losses of self-liquidation of one or more holdings, (vii) the possibility of failing to maintain exemptions from securities registration, and (viii) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Over-Reaction Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•Portfolio Turnover Risk. At times, the Over-Reaction Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance	dcf1405458_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the variability of the Over-Reaction Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Over-Reaction Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Over-Reaction Fund’s average annual total returns compare over time to a broad-based securities market index. The Over-Reaction Fund began operations on April 3, 2007 as a separate series (the “Predecessor Over-Reaction Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Over-Reaction Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Over-Reaction Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Over-Reaction Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Over-Reaction Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Over-Reaction Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Over-Reaction Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Annual Total Return of the Over-Reaction Fund – Institutional Class (for the period ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 36.55% Worst Quarter: 4th Quarter, 2008, -26.90%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Column	rr_AverageAnnualReturnColumnName	Over-Reaction Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-247-1014
MSCI All Country World Index ex U.S.A.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex U.S.A.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	16.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
DREMAN CONTRARIAN MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION DREMAN CONTRARIAN MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dreman Contrarian Mid Cap Value Fund (the “Mid Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	dcf1405458_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Mid Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint Discounts	dcf1405458_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Mid Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Mid Cap Fund
Portfolio Turnover	dcf1405458_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 45.84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.84%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid Cap Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of the Advisor. The Mid Cap Fund invests primarily in equity securities of mid-capitalization companies. The Fund defines mid-cap companies as companies that have a market capitalization similar to that of the Russell Midcap® Value Index. As of December 31, 2010, the market capitalizations of companies included in Russell Midcap® Value Index ranged from  $250 million to  $18.9 million. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that at the time of purchase have a market capitalization similar to that of the Russell Midcap® Value Index. The Mid Cap Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500® Index or the Russell 1000® Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that at the time of purchase have a market capitalization similar to that of the Russell Midcap® Value Index. The Mid Cap Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500® Index or the Russell 1000® Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Mid Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Mid Cap Fund.

· Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Mid Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Mid Cap Fund’s investments will underperform the securities markets generally.

· Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

· Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund’s overall performance may suffer.

· Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

· Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. The Mid Cap Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

· Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Mid Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

· Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

· Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

· Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

· Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance.

· Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund’s performance.

· Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Mid Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance	dcf1405458_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the variability of the Mid Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Mid Cap Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Mid Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Mid Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Mid Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Mid Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Mid Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Mid Cap Fund will perform in the future. Institutional shares were sold without a sales charge and the performance results would have been lower otherwise.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Mid Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Mid Cap Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Mid Cap Fund’s average annual total returns compare over time to a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Mid Cap Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Institutional shares were sold without a sales charge and the performance results would have been lower otherwise.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Annual Total Return of the Mid Cap Fund – Institutional Class (for the periods ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 22.78% Worst Quarter: 4th Quarter, 2008, -27.80%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-247-1014
DREMAN CONTRARIAN SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION DREMAN CONTRARIAN SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	dcf1405458_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint Discounts	dcf1405458_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Small Cap Fund
Portfolio Turnover	dcf1405458_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 35.75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.75%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of December 31, 2010, the range of market capitalization of companies included in the Russell 2000® Value Index was  $42 million to  $4.1 million. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies that at the time of purchase are similar in market capitalization to those listed on the Russell 2000® Value Index. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies that at the time of purchase are similar in market capitalization to those listed on the Russell 2000® Value Index. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Small Cap Fund.

•Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Small Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Small Cap Fund’s investments will underperform the securities markets generally.

•Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Small Cap Fund’s overall performance may suffer.

•Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

•Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

•Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements . The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance.

•Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.

•Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Small Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance	dcf1405458_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the variability of the Small Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Small Cap Fund’s returns from year to year as represented by the performance of Retail Class shares. The performance table shows how the Small Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Small Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Small Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Small Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Small Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Small Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Small Cap Fund’s returns from year to year as represented by the performance of Retail Class shares. The performance table shows how the Small Cap Fund’s average annual total returns compare over time to a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Annual Total Return of the Small Cap Fund – Retail Class (for the periods ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 22.40% Worst Quarter: 4th Quarter, 2008, -24.25%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Column	rr_AverageAnnualReturnColumnName	Small Cap Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Retail Class only. After-tax returns for Institutional Class and Class A will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Retail Class only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-247-1014
DREMAN HIGH OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION DREMAN HIGH OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dreman High Opportunity Fund (the “High Opportunity Fund”) is total return, comprised of capital appreciation and income.
Fees and Expenses of the Fund	dcf1405458_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the High Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint Discounts	dcf1405458_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the High Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the High Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	High Opportunity Fund
Portfolio Turnover	dcf1405458_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The High Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the High Opportunity Fund’s portfolio turnover rate was 25.35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.35%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The High Opportunity Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2010, the market capitalizations of companies included in the S&P 500® Index ranged from  $1.6 billion to  $364 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength, strong management and generous dividend yields, that are selling below their intrinsic value.

Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The High Opportunity Fund also may purchase or sell (write) options on stocks and index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The High Opportunity Fund also may purchase or sell (write) options on stocks and index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the High Opportunity Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the High Opportunity Fund.

•Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The High Opportunity Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the High Opportunity Fund’s investments will underperform the securities markets generally.

•Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the High Opportunity Fund’s overall performance may suffer.

•Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. The High Opportunity Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the High Opportunity Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•Sector Risk. To the extent that the High Opportunity Fund focuses in one or more sectors, factors affecting those sectors could affect High Opportunity Fund performance.

•Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the High Opportunity Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance	dcf1405458_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the variability of the High Opportunity Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the High Opportunity Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the High Opportunity Fund’s average annual total returns compare over time to a broad-based securities market index. The High Opportunity Fund began operations on November 4, 2003 as a separate series (the “Predecessor High Opportunity Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor High Opportunity Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor High Opportunity Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the High Opportunity Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the High Opportunity Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the High Opportunity Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the High Opportunity Fund’s average annual total returns compare over time to a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the High Opportunity Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Annual Total Return of the High Opportunity Fund – Institutional Class (for the periods ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 22.98% Worst Quarter: 4th Quarter, 2008, -23.64%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-247-1014
S&P 500 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[1]
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION DREMAN CONTRARIAN INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dreman Contrarian International Value Fund (the “International Fund”) is capital appreciation.
Fees and Expenses of the Fund	dcf1405458_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint Discounts	dcf1405458_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Load” section on page 37 of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	International Value Fund
Portfolio Turnover	dcf1405458_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 32.94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.94%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in a diversified portfolio consisting primarily of equity securities that are undervalued in the opinion of the Advisor. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their current market value.

Under normal market conditions, the Fund will invest at least 80% of its assets in common stocks of issuers that are located outside of the U.S. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund is not subject to any additional geographic requirement, the Fund intends to invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets. The Fund may invest up to 50% of its assets in equity securities issued by companies in “emerging markets.”

The Fund will primarily hold equity securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, and the securities may also be listed or traded in the form of American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), or other types of depository receipts. The Fund also may invest in the shares of closed-end investment companies and exchange-traded investment companies (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies.

As a hedging technique, the Fund may enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and to enter into contracts for the purchase or sale for future delivery of foreign currencies. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. On occasion, the Advisor may invest up to 20% of the assets of the Fund in fixed income securities, including corporate debt securities, if the Advisor anticipates that interest rate changes in the marketplace may cause the value of the securities held to appreciate. In addition, the Advisor may invest in excess of 20% of the Fund’s assets in fixed income securities if the Advisor believes that the equity markets currently pose an unreasonable degree of risk and therefore the Advisor is taking a temporary defensive posture. Should such a temporary defensive posture be taken, the Fund may not comply with its usual investment restrictions and limitations. The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its assets in common stocks of issuers that are located outside of the U.S. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund is not subject to any additional geographic requirement, the Fund intends to invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets. The Fund may invest up to 50% of its assets in equity securities issued by companies in “emerging markets.”
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the International Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the International Fund.

• Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform the securities markets generally.

• Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

• Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

• Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

• Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

• Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

• Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

• Investment Company Securities Risks. When the Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

• Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the International Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance	dcf1405458_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the variability of the International Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the International Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to February 28, 2011, were designated as Retail Class shares. The performance table shows how the International Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares and Class C shares were issued beginning February 28, 2011 and do not have a full calendar year of performance; accordingly performance information is not available for those shares. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the International Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the International Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the International Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to February 28, 2011, were designated as Retail Class shares. The performance table shows how the International Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A shares and Class C shares were issued beginning February 28, 2011 and do not have a full calendar year of performance; accordingly performance information is not available for those shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the International Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Annual Total Return of the International Fund – Institutional Class (for the period ended December 31st )
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 38.49% Worst Quarter: 2nd Quarter, 2010, -14.66%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (800)-247-1014.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-247-1014
S&P Mid Cap 400 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Mid Cap 400® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.49%
5 Years	rr_AverageAnnualReturnYear05	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[2]
Russell 2000 Value Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[3]
Russell 1000 Value Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.18%)	[4]
DREMAN HIGH OPPORTUNITY FUND | Class A, Dreman High Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[5]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	970
5 Years	rr_ExpenseExampleYear05	1,294
10 Years	rr_ExpenseExampleYear10	2,209
DREMAN HIGH OPPORTUNITY FUND | Class C, Dreman High Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[5]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.71%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C If you do not sell your shares
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	651
5 Years	rr_ExpenseExampleYear05	1,156
10 Years	rr_ExpenseExampleYear10	2,543
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C If you sell your shares at the end of the period
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	651
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,543
DREMAN HIGH OPPORTUNITY FUND | Institutional Class, Dreman High Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[5]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,411
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	12.65%
2005	rr_AnnualReturn2005	8.18%
2006	rr_AnnualReturn2006	17.40%
2007	rr_AnnualReturn2007	(1.33%)
2008	rr_AnnualReturn2008	(46.04%)
2009	rr_AnnualReturn2009	30.48%
2010	rr_AnnualReturn2010	15.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.64%)
DREMAN CONTRARIAN MID CAP VALUE FUND | Class A, Dreman Contrarian Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(14.09%)	[6]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.26%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	3,395
5 Years	rr_ExpenseExampleYear05	5,564
10 Years	rr_ExpenseExampleYear10	9,303
DREMAN CONTRARIAN MID CAP VALUE FUND | Class C, Dreman Contrarian Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	14.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.10%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(14.09%)	[6]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	2.01%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C If you do not sell your shares
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	3,162
5 Years	rr_ExpenseExampleYear05	5,500
10 Years	rr_ExpenseExampleYear10	9,420
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C If you sell your shares at the end of the period
1 Year	rr_ExpenseExampleNoRedemptionYear01	304
3 Years	rr_ExpenseExampleNoRedemptionYear03	3,162
5 Years	rr_ExpenseExampleNoRedemptionYear05	5,500
10 Years	rr_ExpenseExampleNoRedemptionYear10	9,420
DREMAN CONTRARIAN MID CAP VALUE FUND | Institutional Class, Dreman Contrarian Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.85%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(13.84%)	[6]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	2,895
5 Years	rr_ExpenseExampleYear05	5,164
10 Years	rr_ExpenseExampleYear10	9,147
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	20.27%
2005	rr_AnnualReturn2005	11.94%
2006	rr_AnnualReturn2006	17.56%
2007	rr_AnnualReturn2007	5.77%
2008	rr_AnnualReturn2008	(42.64%)
2009	rr_AnnualReturn2009	39.84%
2010	rr_AnnualReturn2010	19.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.80%)
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Class A, Dreman Contrarian Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.27%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,371
10 Years	rr_ExpenseExampleYear10	2,349
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Class R, Dreman Contrarian Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Retail
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[6]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.27%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Class
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	840
10 Years	rr_ExpenseExampleYear10	1,872
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	29.59%
2005	rr_AnnualReturn2005	7.52%
2006	rr_AnnualReturn2006	30.70%
2007	rr_AnnualReturn2007	0.94%
2008	rr_AnnualReturn2008	(30.60%)
2009	rr_AnnualReturn2009	30.96%
2010	rr_AnnualReturn2010	19.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Institutional Class, Dreman Contrarian Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.02%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	1,606
DREMAN MARKET OVER-REACTION FUND | Class A, Dreman Market Over-Reaction Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[7]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	1,235
5 Years	rr_ExpenseExampleYear05	1,815
10 Years	rr_ExpenseExampleYear10	3,381
DREMAN MARKET OVER-REACTION FUND | Class C, Dreman Market Over-Reaction Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.64%)	[7]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.85%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C If you do not sell your shares
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,672
10 Years	rr_ExpenseExampleYear10	3,657
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C If you sell your shares at the end of the period
1 Year	rr_ExpenseExampleNoRedemptionYear01	288
3 Years	rr_ExpenseExampleNoRedemptionYear03	919
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,672
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,657
DREMAN MARKET OVER-REACTION FUND | Institutional Class, Dreman Market Over-Reaction Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[7]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	608
5 Years	rr_ExpenseExampleYear05	1,156
10 Years	rr_ExpenseExampleYear10	2,655
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(46.84%)
2009	rr_AnnualReturn2009	59.98%
2010	rr_AnnualReturn2010	9.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.90%)
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND | Class A, Dreman Contrarian International Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	21.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(21.04%)	[8]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.61%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	4,442
5 Years	rr_ExpenseExampleYear05	6,939
10 Years	rr_ExpenseExampleYear10	10,161
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND | Class C, Dreman Contrarian International Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	21.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(21.36%)	[8]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	2.40%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C - If you do not sell your shares
1 Year	rr_ExpenseExampleYear01	243
3 Years	rr_ExpenseExampleYear03	4,247
5 Years	rr_ExpenseExampleYear05	6,889
10 Years	rr_ExpenseExampleYear10	10,204
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - If you sell your shares at the end of the period
1 Year	rr_ExpenseExampleNoRedemptionYear01	343
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,247
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,889
10 Years	rr_ExpenseExampleNoRedemptionYear10	10,204
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND | Institutional Class, Dreman Contrarian International Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	21.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(21.36%)	[8]
Total Annual Operating Expenses Net of Fee Waiver	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	4,058
5 Years	rr_ExpenseExampleYear05	6,706
10 Years	rr_ExpenseExampleYear10	10,158
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	58.68%
2010	rr_AnnualReturn2010	8.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.66%)
DREMAN HIGH OPPORTUNITY FUND | Return Before Taxes | Class A, Dreman High Opportunity Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	High Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN HIGH OPPORTUNITY FUND | Return Before Taxes | Class C, Dreman High Opportunity Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	High Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	14.95%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN HIGH OPPORTUNITY FUND | Return Before Taxes | Institutional Class, Dreman High Opportunity Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	High Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
DREMAN CONTRARIAN MID CAP VALUE FUND | Return Before Taxes | Class A, Dreman Contrarian Mid Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.65%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	21.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN CONTRARIAN MID CAP VALUE FUND | Return Before Taxes | Class C, Dreman Contrarian Mid Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	21.08%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN CONTRARIAN MID CAP VALUE FUND | Return Before Taxes | Institutional Class, Dreman Contrarian Mid Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Return Before Taxes | Class A, Dreman Contrarian Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.52%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	23.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Return Before Taxes | Class R, Dreman Contrarian Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Return Before Taxes | Institutional Class, Dreman Contrarian Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.17%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 22, 2007
DREMAN MARKET OVER-REACTION FUND | Return Before Taxes | Class A, Dreman Market Over-Reaction Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	11.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN MARKET OVER-REACTION FUND | Return Before Taxes | Class C, Dreman Market Over-Reaction Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2009
DREMAN MARKET OVER-REACTION FUND | Return Before Taxes | Institutional Class, Dreman Market Over-Reaction Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.51%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2007
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND | Return Before Taxes | Institutional Class, Dreman Contrarian International Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	International Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	23.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
DREMAN HIGH OPPORTUNITY FUND | Return After Taxes on Distributions | Institutional Class, Dreman High Opportunity Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	High Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
DREMAN CONTRARIAN MID CAP VALUE FUND | Return After Taxes on Distributions | Institutional Class, Dreman Contrarian Mid Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.53%
5 Years	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Return After Taxes on Distributions | Class R, Dreman Contrarian Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.46%
5 Years	rr_AverageAnnualReturnYear05	8.41%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
DREMAN MARKET OVER-REACTION FUND | Return After Taxes on Distributions | Institutional Class, Dreman Market Over-Reaction Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2007
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND | Return After Taxes on Distributions | Institutional Class, Dreman Contrarian International Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	International Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	19.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
DREMAN HIGH OPPORTUNITY FUND | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class, Dreman High Opportunity Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	High Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
DREMAN CONTRARIAN MID CAP VALUE FUND | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class, Dreman Contrarian Mid Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
DREMAN CONTRARIAN SMALL CAP VALUE FUND | Return After Taxes on Distributions and Sale of Portfolio Shares | Class R, Dreman Contrarian Small Cap Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
DREMAN MARKET OVER-REACTION FUND | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class, Dreman Market Over-Reaction Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2007
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class, Dreman Contrarian International Value Fund
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	International Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	17.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008

[1]	Institutional Class shares commenced operations on November 4, 2003 as Retail Class shares. Retail Class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.
[2]	Institutional Class shares commenced operations on December 31, 2003 Retail Class shares. Retail Class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.
[3]	The inception date for the Retail Class shares of the Fund was December 31, 2003. The inception date for the Institutional Class shares of the Fund was August 22, 2007. The inception date for the Class A shares of the Fund was November 20, 2009.
[4]	Institutional Class shares commenced operations on April 3, 2007. Class A and Class C shares commenced operations on November 20, 2009.
[5]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.70%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.
[6]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.
[7]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.85%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.
[8]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.40% of its average daily net assets. The contractual agreement is in effect through February 28, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.